Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities:
Net loss	$ (14,893,000)	$ (15,601,000)
Adjustments required to reconcile net loss to net cash used in operating activities:
Acquired in-process research and development		5,691,000
Depreciation	1,049,000	1,139,000
Stock-based compensation	3,224,000	47,000
Non-cash interest expense	717,000	676,000
Change in fair value of derivative liability	(1,117,000)	241,000
Amortization of premiums of available-for-sale securities		33,000
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	(1,171,000)	515,000
Accrued compensation	(609,000)
Deferred rent and lease liabilities, net	(252,000)	(216,000)
Prepaid expenses and other current assets	199,000	43,000
Net cash used in operating activities	(12,853,000)	(7,432,000)
Investing activities:
Purchases of available-for-sale securities		(3,392,000)
Proceeds from sales and maturities of available-for-sale securities		13,016,000
Purchases of property and equipment	(203,000)	(484,000)
Proceeds from sale of property and equipment		209,000
Cash acquired in reverse merger transaction	3,008,000
Net cash provided by investing activities	2,805,000	9,349,000
Financing activities:
Payment of deferred consideration for asset acquisition	(1,000,000)
Proceeds from sale of common stock, net of offering costs	9,975,000
Net cash provided by financing activities	8,975,000
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,073,000)	1,917,000
Cash, cash equivalents and restricted cash, beginning of period	10,463,000	12,276,000
Cash, cash equivalents and restricted cash, end of period	9,390,000	$ 14,193,000
Supplemental schedule of non-cash financing activities:
Issuance of common stock in reverse merger transaction	10,710,000
Conversion of deferred asset acquisition consideration upon reverse merger	$ 1,463,000